SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Total	$ 15,376,234	$ 22,586,275
Shareholders and other related parties
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Trade debtors	411,505	249,701
Other receivables	4,656	2,775,092
Joint ventures and associates
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Trade debtors	429,387	413,689
Other receivables	$ 14,530,686	$ 19,147,793